Financial liabilities at fair value through profit or loss -Trading liabilities FVTPL (Details) $ in Thousands	Dec. 31, 2019 ARS ($)
Trading Liabilities [Abstract]
Short Sold Positions	$ 790,707
Total Liabilities	$ 790,707